Share based Compensation (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012 Y	Jun. 30, 2012 Y	Jun. 30, 2011	Apr. 27, 2012	Jul. 29, 2011
Notes to Financial Statements
Shares Authorized Stock Option Plan					4,500,000
Performance Equity Recipients Terms				The Company is to issue 600,000 shares to Performance Equity Recipients on the basis of 600,000 shares for each 250,000 cases of any of the Company’s products sold to a maximum of 2,400,000 shares to be issued once 1,000,000 cases are sold.
Share Based Compensation Earned	305,000	305,000
Share Based Compensation Share Price	$ 0.59	$ 0.59
Share Based Compensation Expense Value	$ 180,000
Stock Option Plan Shares Authorized				3,100,000
Stock Option Plan Share Price				$ 0.50
Share Based Compensation	477,079
The fair values of stock options granted were estimated at the date of grant using the Black-Scholes option-pricing model and the weighted average grant date fair values of stock options granted and vested		$ 0.37	$ 0
Non-Vested Stock Option Agreements Unrecognized Cost	$ 711,220	$ 711,220
Non-Vested Stock Option Agreements Unrecognized Cost Weighted Average Period	1.34	1.34